Management of Capital (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity	$ 2,636,008	$ 2,605,839	$ 2,467,846
Equity attributable to owners of parent [member]
Equity	$ 2,631,554	$ 2,602,519	$ 2,463,099